SIGNIFICANT ACCOUNTING POLICIES - OUT OF PERIOD ADJUSTMENTS AND ASSUMPTIONS UPDATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)	$ (17)	$ (5)	$ 28
Earnings (loss), before income taxes	(30)	(10)	44
Other comprehensive income (loss)	(12)	9	(74)
Income tax expense (benefit)	$ (13)	$ (5)	16
Mean (RTM) assumption (as a percent)	7.00%	9.00%
Policyholders’ benefits	$ 39	$ 31	78
Update RTM Assumptions
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)	$ (8)
Mean (RTM) assumption (as a percent)	7.00%	9.00%
Policyholders’ benefits	$ 4
Amortization of deferred policy acquisition costs	$ 8
Change in Estimates | Deferred Cost Of Reinsurance And Equity Accounting Error
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)		$ (2)
Earnings (loss), before income taxes		(3)
Other comprehensive income (loss)		$ (8)
Change in Estimates | Current And Deferred Tax Liability
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Income tax expense (benefit)			$ 2